Financial structure and financial costs - Maturity of derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial structure, financial costs and financial instruments
Fair value, financial assets	$ 96,173	$ 72,671	$ 70,341
Fair value, financial liabilities	(132,686)	(121,410)	(110,883)
Swaps hedging bonds | Not later than one year | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Fair value, financial assets	42	18
Fair value, financial liabilities	(316)	(104)	(423)
Total fair value	(274)	(86)	(423)
Notional value, Assets	566	1,250
Notional value, Liabilities	3,737	1,445	3,346
Total notional value	4,303	2,695	3,346
Swaps hedging bonds | Due after 12 months | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Fair value, financial assets	415	1,365	469
Fair value, financial liabilities	(102)	(142)	(736)
Total fair value	313	1,223	(267)
Notional value, Assets	9,659	12,642	10,896
Notional value, Liabilities	2,371	3,737	8,127
Total notional value	12,030	16,379	19,023
Swaps hedging bonds | Due after 12 months | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets	372	1,856	43
Fair value, financial liabilities	(1,396)	(1,473)	(958)
Total fair value	(1,024)	383	(915)
Notional value, Assets	7,149	16,259	4,062
Notional value, Liabilities	23,144	14,033	21,324
Total notional value	30,293	30,292	25,386
Swaps hedging bonds | Year 2 | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	3,858	4,350	2,695
Swaps hedging bonds | Year 2 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	1,000
Swaps hedging bonds | Year 3 | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	2,087	3,858	4,298
Swaps hedging bonds | Year 3 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	3,659	1,000
Swaps hedging bonds | Year 4 | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	1,630	2,087	3,858
Swaps hedging bonds | Year 4 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	4,459	3,659	1,000
Swaps hedging bonds | Year 5 | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	202	1,630	2,337
Swaps hedging bonds | Year 5 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	4,068	4,459	3,659
Swaps hedging bonds | More than 5 years | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	4,253	4,454	5,835
Swaps hedging bonds | More than 5 years | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	17,107	21,174	20,727
Forward exchange contracts related to operating activities | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets		16	1
Fair value, financial liabilities	(8)
Total fair value	(8)	16	1
Notional value, Assets	36	262	29
Notional value, Liabilities	283
Total notional value	319	262	29
Forward exchange contracts related to operating activities | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets		20
Fair value, financial liabilities	(14)
Total fair value	(14)	20
Notional value, Assets		394
Notional value, Liabilities	366
Total notional value	366	394
Forward exchange contracts related to operating activities | Year 2
Financial structure, financial costs and financial instruments
Total notional value	171	276
Forward exchange contracts related to operating activities | Year 3
Financial structure, financial costs and financial instruments
Total notional value	195	118
Held for trading - Other interest rate swaps | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	13	10	11
Fair value, financial liabilities	(19)	(51)	(24)
Total fair value	(6)	(41)	(13)
Notional value, Assets	20,876	22,011	23,522
Notional value, Liabilities	6,470	7,693	16,007
Total notional value	27,346	29,704	39,529
Held for trading - Other interest rate swaps | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	78	84	50
Fair value, financial liabilities	(41)	(116)	(44)
Total fair value	37	(32)	6
Notional value, Assets	5,170	3,214	2,225
Notional value, Liabilities	2,561	3,695	3,475
Total notional value	7,731	6,909	5,700
Held for trading - Other interest rate swaps | Year 2
Financial structure, financial costs and financial instruments
Total notional value	1,708	2,067	2,217
Held for trading - Other interest rate swaps | Year 3
Financial structure, financial costs and financial instruments
Total notional value	2,856	764	1,463
Held for trading - Other interest rate swaps | Year 4
Financial structure, financial costs and financial instruments
Total notional value	2,111	2,004	18
Held for trading - Other interest rate swaps | Year 5
Financial structure, financial costs and financial instruments
Total notional value	751	1,937	1,820
Held for trading - Other interest rate swaps | More than 5 years
Financial structure, financial costs and financial instruments
Total notional value	305	137	182
Held for trading - Currency swaps and forward exchange contracts | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	65	39	111
Fair value, financial liabilities	(37)	(48)	(39)
Total fair value	28	(9)	72
Notional value, Assets	9,769	3,323	6,446
Notional value, Liabilities	5,065	2,580	4,455
Total notional value	14,834	5,903	10,901
Held for trading - Currency swaps and forward exchange contracts | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	17	5	17
Fair value, financial liabilities		(2)
Total fair value	17	3	17
Notional value, Assets	367	344	431
Notional value, Liabilities	(16)	54	131
Total notional value	351	398	562
Held for trading - Currency swaps and forward exchange contracts | Year 2
Financial structure, financial costs and financial instruments
Total notional value	265	189	529
Held for trading - Currency swaps and forward exchange contracts | Year 3
Financial structure, financial costs and financial instruments
Total notional value	$ 86	145	$ 33
Held for trading - Currency swaps and forward exchange contracts | Year 4
Financial structure, financial costs and financial instruments
Total notional value		$ 64